Summary of significant accounting policies - Summary of depreciation over the estimated useful lives of the assets (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Minimum
Estimated useful lives of the assets
Useful life property, plant and equipment	10 years
Buildings | Maximum
Estimated useful lives of the assets
Useful life property, plant and equipment	50 years
Machinery and equipment | Minimum
Estimated useful lives of the assets
Useful life property, plant and equipment	3 years
Machinery and equipment | Maximum
Estimated useful lives of the assets
Useful life property, plant and equipment	20 years
Leasehold improvements | Minimum
Estimated useful lives of the assets
Useful life property, plant and equipment	5 years
Leasehold improvements | Maximum
Estimated useful lives of the assets
Useful life property, plant and equipment	15 years
Office equipment | Minimum
Estimated useful lives of the assets
Useful life property, plant and equipment	2 years
Office equipment | Maximum
Estimated useful lives of the assets
Useful life property, plant and equipment	10 years
Other | Minimum
Estimated useful lives of the assets
Useful life property, plant and equipment	2 years
Other | Maximum
Estimated useful lives of the assets
Useful life property, plant and equipment	10 years